Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth the compensation for Dave Girouard, our CEO and principal executive officer (“PEO”), and the average compensation for our non-PEO
Named Executive Officers
(“non-PEO
NEOs”) for 2022, 2021 and 2020 (each a “Covered Year”), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as calculated in accordance with rules adopted by the SEC in August 2022. “Compensation actually paid” does not reflect amounts actually realized by our PEO and
Non-PEO
NEOs and may be higher or lower than amounts, if any, that are actually realized by such individuals. The table below also provides information for each Covered Year regarding our cumulative total shareholder return, the cumulative return of our peer group, our net income, and our revenue. Additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in the section titled
“Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (7)	Revenue ($) (8)
					Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (6)

2022	9,609,205	-11,062,958	17,850,370	607,357	44.86	102.14	-108,665,000	842,444,000

2021	14,955,933	70,370,842	5,973,651	44,030,828	513.40	142.25	135,443,000	848,589,000

2020	8,763,722	15,970,743	1,844,759	14,345,892	138.28	105.74	5,983,000	233,416,000

(1)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustments to Determine PEO Compensation Actually Paid	2022	2021	2020

Summary Compensation Table Total for PEO ($)	9,609,205	14,955,933	8,763,722

Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	9,149,205	14,500,933	8,030,055

Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	504,030	16,209,471	14,590,506

Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	-17,983,595	27,286,484	0

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	0	0	602,943

Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	5,956,607	26,419,886	43,627

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	0	0	0

Compensation Actually Paid to PEO ($)	-11,062,958	70,370,842	15,970,743

(2)
For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of stock option awards and restricted stock units in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting date. The valuation assumptions used in the calculation of such amounts are set forth in Note 9—Stockholders’ Equity in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 as filed with the SEC on February 16, 2023 (“Note 9”). The dollar value of the PRSUs granted to Paul Gu in 2022 represents the grant date fair value calculated on the basis of a Monte Carlo simulation pursuant to assumptions set forth in Note 9.
(3)
This figure is the average of the summary compensation table total compensation for the non-PEO
NEOs in each listed year. The names of the
non-PEO
NEOs for each Covered Year are: for 2022, Sanjay Datta, Paul Gu, Scott Darling and Anna Counselman; for 2021, Sanjay Datta, Paul Gu, Anna Counselman and Alison Nicoll; and for 2020, Sanjay Datta and Paul Gu.

(4)
This figure is the average of compensation actually paid for the non-PEO
NEOs in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustments to Determine Average Non-PEO NEO Compensation Actually Paid	2022	2021	2020

Average Summary Compensation Table Total for Non-PEO NEOs ($)	17,850,370	5,973,651	1,844,759

Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	17,579,916	5,127,734	1,115,300

Plus Non-PEO NEO Average Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	3,077,840	5,730,994	6,792,534

Plus Non-PEO NEO Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	-6,045,696	19,259,761	6,442,990

Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	0	0	0

Plus Non-PEO NEO Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	3,304,760	18,194,157	380,909

Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	0	0	0

Average Compensation Actually Paid to Non-PEO NEOs ($)	607,357	44,030,828	14,345,892

(5)
Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on the first full day of trading of our stock (December 16, 2020) and reinvesting all dividends until the last day of each reported fiscal year.

(6)
The peer group used is the S&P Information Technology index, as used in the Company’s performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on the first full day of trading of our stock (December 16, 2020) and reinvesting all dividends until the last day of each reported fiscal year.

(7)	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.
(8)
In the Company’s assessment, revenue is the most important financial performance measure (other than stock price) used by the Company in 2022 to link compensation actually paid to performance. The dollar amounts reported are the Company’s revenue reflected in the Company’s audited financial statements.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	The names of the
non-PEO
	NEOs for each Covered Year are: for 2022, Sanjay Datta, Paul Gu, Scott Darling and Anna Counselman; for 2021, Sanjay Datta, Paul Gu, Anna Counselman and Alison Nicoll; and for 2020, Sanjay Datta and Paul Gu.
Peer Group Issuers, Footnote [Text Block]	The peer group used is the S&P Information Technology index, as used in the Company’s performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on the first full day of trading of our stock (December 16, 2020) and reinvesting all dividends until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 9,609,205	$ 14,955,933	$ 8,763,722
PEO Actually Paid Compensation Amount	$ (11,062,958)	70,370,842	15,970,743
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustments to Determine PEO Compensation Actually Paid	2022	2021	2020

Summary Compensation Table Total for PEO ($)	9,609,205	14,955,933	8,763,722

Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	9,149,205	14,500,933	8,030,055

Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	504,030	16,209,471	14,590,506

Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	-17,983,595	27,286,484	0

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	0	0	602,943

Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	5,956,607	26,419,886	43,627

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	0	0	0

Compensation Actually Paid to PEO ($)	-11,062,958	70,370,842	15,970,743

Non-PEO NEO Average Total Compensation Amount	$ 17,850,370	5,973,651	1,844,759
Non-PEO NEO Average Compensation Actually Paid Amount	$ 607,357	44,030,828	14,345,892
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
This figure is the average of compensation actually paid for the non-PEO
NEOs in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustments to Determine Average Non-PEO NEO Compensation Actually Paid	2022	2021	2020

Average Summary Compensation Table Total for Non-PEO NEOs ($)	17,850,370	5,973,651	1,844,759

Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	17,579,916	5,127,734	1,115,300

Plus Non-PEO NEO Average Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	3,077,840	5,730,994	6,792,534

Plus Non-PEO NEO Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	-6,045,696	19,259,761	6,442,990

Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	0	0	0

Plus Non-PEO NEO Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	3,304,760	18,194,157	380,909

Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	0	0	0

Average Compensation Actually Paid to Non-PEO NEOs ($)	607,357	44,030,828	14,345,892

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures

Stock Price

Revenue
Stock price and revenue are the only financial performance measures we used in 2022 to link compensation to company performance.

Total Shareholder Return Amount	$ 44.86	513.4	138.28
Peer Group Total Shareholder Return Amount	102.14	142.25	105.74
Net Income (Loss)	$ (108,665,000)	$ 135,443,000	$ 5,983,000
Company Selected Measure Amount	842,444,000	848,589,000	233,416,000
PEO Name	Dave Girouard
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	In the Company’s assessment, revenue is the most important financial performance measure (other than stock price) used by the Company in 2022 to link compensation actually paid to performance. The dollar amounts reported are the Company’s revenue reflected in the Company’s audited financial statements.
PEO [Member] | Grant Date Fair Value of Equity Awards in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,149,205)	$ (14,500,933)	$ (8,030,055)
PEO [Member] | Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	504,030	16,209,471	14,590,506
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,983,595)	27,286,484	0
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	602,943
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,956,607	26,419,886	43,627
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,579,916)	(5,127,734)	(1,115,300)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,077,840	5,730,994	6,792,534
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,045,696)	19,259,761	6,442,990
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,304,760	18,194,157	380,909
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0